Acquisition of Prismic Pharmaceutical (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Schedule of share options and warrants
	Share Options	Warrants
Grant date share price	$32.16	$32.16
Exercise Price	$2.61 - $17.89	$2.61 - $26.73
Expected dividend yield	—	—
Risk free interest rate	1.39% - 1.66%	1.41% - 1.52%
Expected life (years)	0.98—16.21	1.39—6.55
Annualized volatility	100%	100%

Schedule of identifiable assets acquired and liabilities assumed
Fair value
recongized on
acquisition
$
Cash	2,329
Prepaids	26,174
Intellectual Property	24,648,915
Trade and other payables	(1,867,250)
Short-term notes	(195,475)
Notes payable	(1,727,484)
20,887,209